COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Comprehensive Income [Abstract]
Net income (loss)	$ 745	$ (456)	$ 1,485	$ 170
Other comprehensive income (loss), net of tax
Currency translation adjustment	1	(137)	(172)	(455)
Unrealized gain (loss) on derivative financial instruments net	5	(54)	(5)	12
Unrealized gain (loss) from available-for-sale securities net	(15)	(11)	6	(5)
Gain (loss) on defined benefit plans	0	(1)	6	9
Total Other Comprehensive (income) Loss	(9)	(203)	(165)	(439)
Total comprehensive income (loss)	736	(659)	1,320	(269)
Comprehensive loss attributable to the non-controlling interests	(4)	(4)	(7)	(10)
Comprehensive income (loss) attributable to Teva	$ 740	$ (655)	$ 1,327	$ (259)